Other disclosures - Risk Management and Principal Risks - Capital resources (audited) (Details) - GBP (£) £ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of objectives, policies and processes for managing capital [line items]
PRA transitional total regulatory capital, ratio	22.10%	21.60%
Capital resources [abstract]
Total equity (excluding non-controlling interests) per the balance sheet	£ 65,797	£ 64,429
Other equity instruments	(11,172)	(10,871)
Adjustment to retained earnings for foreseeable dividends	(204)	(1,096)
Minority interests (amount allowed in consolidated CET1)	1,085	1,231
Goodwill and intangible assets	(7,948)	(8,119)
Gains or losses on liabilities at fair value resulting from own credit	870	260
Defined-benefit pension fund assets	£ (1,814)	£ (2,108)
PRA transitional tier 1 capital [member]
Disclosure of objectives, policies and processes for managing capital [line items]
PRA transitional total regulatory capital, ratio	19.00%	17.70%
Capital resources [abstract]
PRA transitional total regulatory capital	£ 58,034	£ 52,241
Fully loaded Common Equity Tier 1 capital [member]
Disclosure of objectives, policies and processes for managing capital [line items]
PRA transitional total regulatory capital, ratio	15.10%	13.80%
Capital resources [abstract]
Additional value adjustments (PVA)	£ (1,146)	£ (1,746)
Goodwill and intangible assets	(6,914)	(8,109)
Deferred tax assets that rely on future profitability excluding temporary differences	(595)	(479)
Fair value reserves related to gains or losses on cash flow hedges	(1,575)	(1,002)
Gains or losses on liabilities at fair value resulting from own credit	(1,326)	(1,594)
Defined-benefit pension fund assets	(50)	(50)
Direct and indirect holdings by an institution of own CET1 instruments	2,556	1,126
Adjustment under IFRS 9 transitional arrangements	55	(55)
PRA transitional total regulatory capital	46,296	40,813
Transitional At1 capital [member]
Capital resources [abstract]
Total equity (excluding non-controlling interests) per the balance sheet	11,172	10,871
Qualifying capital (including minority interests) issued by subsidiaries	646	687
Other regulatory adjustments	(80)	(130)
PRA transitional total regulatory capital	11,738	11,428
Tier 2 (T2) Capital [member]
Capital resources [abstract]
Total equity (excluding non-controlling interests) per the balance sheet	7,836	7,650
Qualifying capital (including minority interests) issued by subsidiaries	1,893	3,984
Other regulatory adjustments	(160)	(250)
Adjustment under IFRS 9 transitional arrangements	57	16
PRA transitional total regulatory capital	£ 67,660	£ 63,641